UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [x]; Amendment Number: 2

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mitchell A. Danaher
Title:   Assistant Comptroller
Phone:   (203) 373-3563

13F File Number:  28-01502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mitchell A. Danaher
Title:    Assistant Comptroller
Phone:    (203) 373-3563

Signature, Place, and Date of Signing:

Mitchell A. Danaher     Fairfield, CT  06431          March 9, 2001
-------------------     -------------  -----          -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:  316841
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number  Name
--  --------------------  ----


FROM 13F INFORMATION TABLE
                                    TITLE OF             VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER     ----VOTING AUTHORITY----
NAME OF ISSUER                      CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE

Akamai                              COM     00971T101     57019   480219   SH          SOLE                  480219
CNET                                COM     12613R104     79858  3251200   SH          SOLE                 3251200
Digital Island                      COM     25385N101     45449   934678   SH          SOLE                  934678
Hoover's                            COM     439321100      1391   206045   SH          SOLE                  206045
I-Village                           COM     46588H105     15508  1838009   SH          SOLE                 1838009
LivePerson                          COM     538146101     13717  1578946   SH          SOLE                 1578946
Loudeye                             COM     545754103      6844   392465   SH          SOLE                  392465
Terra Lycos                         COM     550818108       386    10594   SH          SOLE                   10594
Mail.com                            CL A    560311102      4095   720000   SH          SOLE                  720000
Marchfirst                          COM     566244109      8231   451007   SH          SOLE                  451007
Promotion.com                       COM     74341U106       833   166667   SH          SOLE                  166667
TIVO                                COM     888706108     35473  1013513   SH          SOLE                 1013513
Todays Man                          COM     888910205         8    22140   SH          SOLE                   22140
World Wrestling Federation          CL A    98156Q108     48029  2307692   SH          SOLE                 2307692

